Financial Instruments by Category - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Level 3 [member] | Estimated Fair Value of Loans [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value of loans	$ 7,547	$ 5,812	$ 5,483